Earnings per Share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per Share
Net income for the year attributable to common shareholders	[1]	R$ 266,622	R$ 361,013
Weighted average number of common shares (in thousands of shares)		1,088,746	1,866,722
Basic and diluted earnings per share for profit attributable to common shareholders (in R$)		R$ 0.24	R$ 0.19	R$ 0.43
Net income for the year attributable to preferred shareholders	[1]	R$ 209,569
Weighted average number of preferred shares (in thousands of shares)		777,976
Basic and diluted earnings per share for profit attributable to preferred shareholders (in R$)		R$ 0.27

[1]	Net income attributable to common and preferred shareholders is based on the allocation of total net income based on the respective weighted average number of shares adjusted to reflect a 10% higher allocation of profit per share for preferred shareholders compared to common shareholders in line with the 10% higher preference in dividend distribution.